Unaudited Interim Condensed Statements of Operating and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating expenses:
Research and development	$ 5,544,093	$ 1,862,735
General and administrative	3,143,933	2,680,018
Total operating expenses	8,688,026	4,542,753
Operating loss	(8,688,026)	(4,542,753)
Other income, net	56,397	7,544
Interest expense	(9,180)	(48,099)
Interest on related party loans		(20,034)
Net loss	(8,640,809)	(4,603,342)
Other comprehensive loss:
Defined pension plan adjustments	119,027	(160,472)
Comprehensive loss	$ (8,521,782)	$ (4,763,814)
Basic and diluted net loss per common share (in Dollars per share)	$ (0.54)	$ (0.42)
Weighted average common shares used for computing basic and diluted net loss per common share (in Shares)	15,892,327	11,069,254